UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4084

Hawaiian Tax-Free Trust
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 3/31

Date of reporting period: 3/31/10

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS

Annual Report
March 31, 2010

HAWAIIAN TAX-FREE TRUST
A tax-free income investment

Serving Hawaii Investors For More Than 25 Years Hawaiian Tax-Free Trust “Preservation”

May, 2010

Dear Fellow Shareholder:

A topic which is frequently in the headlines these days is preservation - preservation of natural resources, the environment and ecological status quos. And, lately, with the severe recession we have had to endure, self-preservation rightfully seems to be on everyone’s mind as well.

Indeed, preservation is the cornerstone of our investment philosophy for Hawaiian Tax-Free Trust. The Trust’s very objective is to seek to provide you as high a level of current income exempt from Hawaii state and regular Federal income taxes as is consistent with preservation of capital.

In our opinion, this simple word – preservation – speaks volumes. The Management of Hawaiian Tax-Free Trust strives to not only give our shareholders a tax-free return ON their money, but also a return OF their money.

Action Plan

With the Trust’s objective clearly defined, how do we go about endeavoring to fulfill this goal?

Your knowledgeable and experienced portfolio manager employs very distinct techniques in the construction of your Trust’s portfolio as we strive, to the maximum extent possible, to never have “surprises” with any of the securities in your Trust’s portfolio. To help limit the degree of uncertainty, your portfolio manager seeks to maintain a portfolio constructed of high quality, intermediate maturity bonds, while bearing in mind the desirability of project as well as geographic diversification.

Quality

In our judgment, a key element in striving to preserve your investment is that of quality. As you may know, there are nine separate credit ratings. However, by prospectus, Hawaiian Tax-Free Trust can only purchase securities deemed to be investment grade – those within the top four credit ratings –AAA, AA, A and Baa.

In general, the higher the quality rating of a municipal security, the greater and more reliable the cash flow there is for the municipality to cover interest and principal payments when due on the security. Of course, no matter what quality rating exists with any security, it still is going to be subject to market fluctuations. However, our experience has been that top-quality ratings tend to have less fluctuation in value than lower quality ratings. Furthermore, when they do fluctuate in value, they often return to their base market price at a quicker rate than lower-grade securities.

Maturity

Another factor that we very strongly embrace in striving to preserve your investment is the maturity structure of the portfolio of Hawaiian Tax-Free Trust.

NOT A PART OF THE ANNUAL REPORT

As you know, long-term bonds generally tend to produce a higher return than short-term bonds. However, such longer maturity bonds may also experience a higher degree of volatility in their price. This higher price volatility normally associated with longer-term maturity bonds exists because it reflects the risks associated with the unpredictability of future events and the potential interest rate changes over the extended life of the municipal bond.

Thus, your Trust’s portfolio manager generally seeks to balance out longer-term maturities with a portion of the Trust’s investments in shorter-term maturities. Through utilizing a blend of maturities –both shorter-term and longer-term – Hawaiian Tax-Free Trust attempts to provide a satisfactory level of return without subjecting the share price to excessive swings as interest rates increase and decrease. We feel that this focus on keeping the average of maturities relatively intermediate in term takes the best that each investment has to offer – gaining stability from the shorter-term maturities and higher yields from the longer-term maturities.

Diversification

We also strive to employ diversification in the construction of the Trust’s portfolio - both in terms of the type of project as well as geographic characteristics within the State. To the maximum extent possible, we endeavor to include in the portfolio securities representing locations throughout Hawaii and all types of public purpose projects. In this way, we increase the odds that no one project or area of the State will have any significant adverse influence upon your investment in the Trust.

Your Confidence is Appreciated

All in all, we have tried to make sure that we are preserving your investment in Hawaiian Tax-Free Trust to as high a degree as possible.

We appreciate your continued confidence in the Trust through your investment.

Sincerely,

Lacy B. Herrmann Founder and Chairman Emeritus	Diana P. Herrmann Vice Chair and President

Consideration should be given to the risks of investing, including: potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future stability. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

NOT A PART OF THE ANNUAL REPORT

Serving Hawaii Investors for More Than 25 Years Hawaiian Tax-Free Trust ANNUAL REPORT Management Discussion

U.S. Economy

     2009 saw a recovery in the overall economy and financial markets from the chaos of the year before. While the first quarter of 2009 still had remnants of the economic decline that started in 2008 (posting annualized real Gross Domestic Product (GDP) rate of -6.4%), the subsequent quarters in 2009 showed improvement and the fourth quarter of 2009 ended with an annualized GDP rate of +5.6%.

     Despite the overall economic improvement, the unemployment rate got worse over the course of 2009, starting at 7.7% in January and ending at 10.0% in December of 2009. Even though unemployment has improved slightly in the first couple months of 2010 to 9.7%, it is expected to remain relatively high for the remainder of 2010 and perhaps beyond.

Hawaii Economy

     While the Hawaii economy did not experience as dramatic a turnaround as the national economy, the overall severity of the economic decline was not as great in Hawaii as on the national level. Hawaii’s unemployment rate started in January 2009 at 6.0% and ended at 6.8% in December of 2009. This was much better than the national average in both absolute and relative terms. While Hawaii continued to feel some lagged effects of the lower levels of visitor arrivals and spending, towards the end of the year this appeared to be stabilizing, and starting in 2010, the data suggests some improvements in both arrivals and spending.

Municipal Market and Fund Performance

     During the 12 months ended March 31, 2010, the municipal bond market experienced a rally from the year before as investor’s fears were calmed, and the very low Federal Funds target rate of 0.25% helped spur a return of risk appetite. 1-year municipal rates dropped from 0.62% to 0.39%, while 30-year municipal rates dropped from 4.91% to 4.46%.

     Despite the budgetary challenges most municipalities faced in 2009 and continue to face going forward, there were other factors that lead investors back into the municipal bond market. One of these factors was the near 0% yields offered for cash instruments. Other factors included the increased issuance of taxable municipal bonds, most notably those issued through the Build America Bond (BAB) program. The issuance of these bonds reduced the available supply of traditional tax-exempt securities. In addition, there is also the prospect of rising Federal and state tax rates which helps make tax-exempt bonds more attractive.

Management Discussion(continued)

     Hawaiian Tax-Free Trust had a total return, without sales charges, of 7.33% for its Class A shares, 6.48% for Class C shares, and 7.54% for Class Y shares for the calendar year ending December 31, 2009. For the fiscal year ending March 31, 2010, the total return, without sales charges, was 4.44% for Class A shares, 3.70% for Class C shares, and 4.65% for Class Y shares. Total return reflects the market fluctuation of the share price as well as reinvested dividends. The Barclays Capital Quality Intermediate Municipal Bond Index had a total return of 7.36% for the calendar year 2009, and 5.60% for the Trust’s March 31, 2010 fiscal year.

     We believe that due to the Trust’s prudent investment management, Hawaiian Tax Free Trust experienced much less volatility and better risk adjusted performance than other Hawaii municipal bond funds over the highly volatile period in the financial markets of the past three years.

Outlook and Strategy

     The substantial monetary and fiscal stimulus that was put into place at the peak of the financial crisis has successfully stabilized the economy and even lead to the start of the recovery. An important factor we intend to monitor going forward will be whether the economy can continue to grow on its own as the effects of the stimulus wear off.

     In managing Hawaiian Tax-Free Trust, we keep in mind the Trust’s goal of maintaining a relatively high level of double tax-free income together with reasonable principal preservation. Accordingly, we continually seek to manage the Trust conservatively both in terms of credit quality and interest rate risk by seeking to invest primarily in highly rated municipal bonds with intermediate maturities. In the year going forward, we intend to look for opportunities to optimize the portfolio’s positioning along the yield curve.

Performance data represents past performance, but does not guarantee future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the data presented. NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

PERFORMANCE REPORT

     The following graph illustrates the value of $10,000 invested in the Class A shares of Hawaiian Tax-Free Trust for the 10-year period ended March 31, 2010 as compared with the Barclays Capital Quality Intermediate Municipal Bond Index (the “Barclays Capital Index”) (formerly known as the Lehman Brothers Quality Intermediate Municipal Bond Index) and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Barclays Capital Index does not include any operating expenses nor sales charges, and being nationally oriented, does not reflect state specific bond market performance for the limited number of states in which Hawaiian Tax-Free Trust may invest.

	Average Annual Total Return
	for periods ended March 31, 2010
				Since
Class and Inception Date	1 Year	5 Years	10 Years	Inception
Class A (commenced operations on 2/20/85)
With Maximum Sales Charge	0.24%	2.72%	4.07%	6.03%
Without Sales Charge	4.44%	3.56%	4.50%	6.20%
Class C (commenced operations on 4/01/96)
With CDSC	2.67%	2.75%	3.69%	3.67%
Without CDSC	3.70%	2.75%	3.69%	3.67%
Class Y (commenced operations on 4/01/96)
No Sales Charge	4.65%	3.79%	4.72%	4.87%
Barclays Capital Index	5.60%	4.78%	5.22%	5.88%*	(Class A)
				5.13%	(Class C&Y)
* From commencement of the index on 1/1/87.

Total return figures shown for the Trust reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC) imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class’s income may be subject to Federal and state income taxes and/or the Federal alternative minimum tax. Past performance is not predictive of future investment results.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Hawaiian Tax-Free Trust:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hawaiian Tax-Free Trust as of March 31, 2010 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodian and brokers or through other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hawaiian Tax-Free Trust as of March 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 27, 2010

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS
MARCH 31, 2010

		Rating
		Moody’s/
Principal		S&P
Amount	Municipal Bonds (96.6%)	(unaudited)	Value

	General Obligation Bonds (61.5%)
	City and County of Honolulu, Hawaii
$5,000,000	5.000%, 09/01/19 Series F	Aa2/AA	$5,639,050
5,000,000	5.000%, 09/01/20	Aa2/AA	5,677,850
3,500,000	5.250%, 09/01/26	Aa2/AA	3,933,300
3,820,000	5.250%, 09/01/27	Aa2/AA	4,267,169
7,390,000	5.250%, 09/01/28 Series D	Aa2/AA	8,187,159
8,585,000	5.250%, 09/01/30	Aa2/AA	9,496,813
9,105,000	5.250%, 09/01/31	Aa2/AA	10,004,301
	City and County of Honolulu, Hawaii, FGIC Insured
7,720,000	5.000%, 07/01/21	Aa2/AA	8,419,664
	City and County of Honolulu, Hawaii, NPFG Insured
8,500,000	5.000%, 07/01/17	Aa2/AA	9,464,665
	City and County of Honolulu, Hawaii, NPFG FGIC
	Insured
8,270,000	5.000%, 07/01/21	Aa2/AA	9,019,510
1,000,000	5.000%, 07/01/22	Aa2/AA	1,079,090
	City and County of Honolulu, Hawaii Refunding,
	Series A
8,105,000	5.000%, 07/01/27	Aa2/AA	8,761,748
	City and County of Honolulu, Hawaii, Series A,
	Prerefunded to 09/01/11 @100
5,000,000	5.250%, 09/01/22	Aa2/AAA	5,325,000
	City and County of Honolulu, Hawaii, Series A,
	FGIC-TCRS Insured
1,580,000	6.000%, 01/01/12	Aa2/AA	1,715,027
3,025,000	5.750%, 04/01/13	Aa2/AA	3,418,008
	City and County of Honolulu, Hawaii, Series
	A, AGMC Insured
3,000,000	5.000%, 07/01/29	Aa2/AAA	3,186,690
	City and County of Honolulu, Hawaii , Series A,
	AGMC Insured, Prerefunded to 09/01/11 @100,
	Collateral: U.S. Treasury Obligations & Resolution
	Funding Corporation
3,500,000	5.375%, 09/01/18	Aaa/AAA	3,733,590
2,000,000	5.125%, 09/01/20	Aaa/AAA	2,126,500

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010

		Rating
		Moody’s/
Principal		S&P
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	City and County of Honolulu, Hawaii, Series A,
	NPFG Insured
$5,000,000	5.000%, 07/01/21	Aa2/AA	$5,453,150
5,000,000	5.000%, 07/01/22	Aa2/AA	5,395,450
12,000,000	5.000%, 07/01/28	Aa2/AA	12,794,520
	City and County of Honolulu, Hawaii, Series A,
	NPFG FGIC Insured, Unrefunded Portion
5,000	5.750%, 04/01/11	Aa2/AA	5,250
	City and County of Honolulu, Hawaii, Series A,
	Refunding
2,000,000	5.250%, 04/01/17	Aa2/AA	2,328,260
5,000,000	5.000%, 04/01/19	Aa2/AA	5,635,600
3,930,000	5.000%, 04/01/20	Aa2/AA	4,426,320
	City and County of Honolulu, Hawaii, Series A,
	NPFG Insured, Prerefunded to 03/01/13 @100,
	Collateral: U.S. Government Securities
1,885,000	5.250%, 03/01/15	Aaa/AAA	2,105,564
3,005,000	5.250%, 03/01/17	Aaa/AAA	3,356,615
1,255,000	5.250%, 03/01/18	Aaa/AAA	1,401,848
	City and County of Honolulu, Hawaii, Series A 1993,
	FGIC - TCRS Insured, Escrowed to Maturity,
	Collateral: U.S. Government Securities
5,825,000	6.000%, 01/01/11	#Aaa/AAA	6,064,932
920,000	6.000%, 01/01/12	#Aaa/AAA	1,000,960
	City and County of Honolulu, Hawaii Series A 1994,
	FGIC Insured, Escrowed to Maturity, Collateral:
	U.S. Government Securities
3,995,000	5.750%, 04/01/11	#Aaa/NR	4,205,536
775,000	5.750%, 04/01/13	Aaa/AAA	878,369
	City and County of Honolulu, Hawaii, Series A,
	Refunded - 1995 Escrowed to Maturity, NPFG
	Insured, Collateral: U.S. Government Securities
1,090,000	6.000%, 11/01/10	Aaa/AAA	1,125,316
410,000	6.000%, 11/01/10	#Aaa/AAA	423,284

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010

		Rating
		Moody’s/
Principal		S&P
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	City and County of Honolulu, Hawaii, Series A 2003,
	NPFG Insured, Unrefunded Portion
$1,115,000	5.250%, 03/01/15	Aa2/AA	$1,239,713
1,775,000	5.250%, 03/01/17	Aa2/AA	1,959,618
745,000	5.250%, 03/01/18	Aa2/AA	819,589
	City and County of Honolulu, Hawaii, Series B,
	FGIC-TCRS Insured, Unrefunded Portion
7,310,000	5.500%, 10/01/11	Aa2/AA	7,814,317
	City and County of Honolulu, Hawaii, Series B,AGMC
	Insured, Custodial Receipts, Unrefunded Portion
3,955,000	8.000%, 10/01/10	Aa2/AAA	4,102,205
	City and County of Honolulu, Hawaii, Series C,
	NPFG Insured
6,740,000	5.000%, 07/01/18	Aa2/AA	7,488,477
	City and County of Honolulu, Hawaii, Series D,
	AGMC Insured
2,595,000	5.000%, 07/01/22	Aa2/AAA	2,800,239
	City and County of Honolulu, Hawaii, Series D,
	NPFG Insured
3,750,000	5.000%, 07/01/19	Aa2/AA	4,143,300
6,080,000	5.000%, 07/01/21	Aa2/AA	6,631,030
	City and County of Honolulu, Hawaii, Series F, NPFG
	FGIC Insured
1,000,000	5.250%, 07/01/19	Aa2/AA	1,124,730
5,335,000	5.250%, 07/01/20	Aa2/AA	5,989,338
	City and County of Honolulu, Hawaii Refunding,
	Series F, NPFG FGIC Insured
1,500,000	5.000%, 07/01/28	Aa2/AA	1,599,315
	City and County of Honolulu, Hawaii, Water Utility
	Refunding and Improvement, Escrowed to Maturity,
	FGIC Insured, Collateral: U.S. Government Securities
1,125,000	6.000%, 12/01/12	Aaa/AAA	1,270,924
1,050,000	6.000%, 12/01/15	Aaa/AAA	1,271,529
	County of Hawaii
1,890,000	5.500%, 07/15/22	A1/AA-	2,134,793
2,245,000	5.500%, 07/15/23	A1/AA-	2,530,654
1,990,000	5.750%, 07/15/24	A1/AA-	2,275,346

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010

		Rating
		Moody’s/
Principal		S&P
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	County of Hawaii (continued)
$2,370,000	5.750%, 07/15/25	A1/AA-	$2,706,208
3,585,000	6.000%, 07/15/27	A1/AA-	4,145,766
	County of Hawaii, NPFG Insured
2,010,000	5.250%, 07/15/21	A1/AA-	2,141,032
	County of Hawaii, FGIC Insured, Prerefunded
	to 07/15/11 @100
1,065,000	5.500%, 07/15/14	A1/A+	1,131,318
1,340,000	5.500%, 07/15/15	A1/A+	1,423,442
	County of Hawaii, Series A
1,900,000	5.000%, 07/15/17	A1/AA-	2,132,104
	County of Hawaii, Series A, CIFG Insured
1,850,000	5.000%, 07/15/20	A1/AA-	1,990,988
	County of Hawaii, Series A, NPFG FGIC Insured
4,905,000	5.600%, 05/01/11	A1/AA-	5,147,062
1,000,000	5.600%, 05/01/12	A1/AA-	1,085,790
1,000,000	5.600%, 05/01/13	A1/AA-	1,116,460
	County of Hawaii Series A, FGIC Insured, Prerefunded
	to 07/15/11 @ 100 Collateral: State and Local
	Government Securities
1,465,000	5.500%, 07/15/16	Aaa/AAA	1,556,226
1,025,000	5.125%, 07/15/20	A1/A+	1,083,948
	County of Hawaii, Series A, AGMC Insured
1,000,000	5.000%, 07/15/16	Aa3/AAA	1,071,590
2,000,000	5.000%, 07/15/17	Aa3/AAA	2,129,580
1,000,000	5.000%, 07/15/18	Aa3/AAA	1,060,930
	County of Kauai, Hawaii, NPFG Insured, Prerefunded
	to 08/01/11 @100, Collateral: State & Local
	Government Series 100%
140,000	5.625%, 08/01/13	Aaa/AAA	149,442
560,000	5.625%, 08/01/14	Aaa/AAA	597,766
355,000	5.625%, 08/01/17	Aaa/AAA	378,941
345,000	5.625%, 08/01/18	Aaa/AAA	368,267
805,000	5.500%, 08/01/20	Aaa/AAA	857,969

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010

		Rating
		Moody’s/
Principal		S&P
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	County of Kauai, Hawaii, NPFG Insured,
	Unrefunded Portion
$985,000	5.625%, 08/01/13	Baa1/AA	$1,037,993
1,060,000	5.625%, 08/01/14	Baa1/AA	1,114,166
680,000	5.625%, 08/01/17	Baa1/AA	711,831
655,000	5.625%, 08/01/18	Baa1/AA	685,484
1,555,000	5.500%, 08/01/20	Baa1/AA	1,623,809
	County of Kauai, Hawaii, Series A, NPFG FGIC Insured
1,000,000	5.000%, 08/01/23	Aa3/AA	1,064,690
1,555,000	5.000%, 08/01/24	Aa3/AA	1,650,182
1,500,000	5.000%, 08/01/25	Aa3/AA	1,586,625
	County of Kauai, Hawaii, Series A, FGIC Insured,
	Prerefunded to 08/01/10 @100, Collateral: State
	& Local Government Series 100%
1,010,000	6.250%, 08/01/14	Aaa/AAA	1,029,139
1,000,000	6.250%, 08/01/15	Aaa/AAA	1,018,950
1,000,000	6.250%, 08/01/16	Aaa/AAA	1,018,950
1,275,000	6.250%, 08/01/17	Aaa/AAA	1,299,161
1,480,000	6.250%, 08/01/20	A3/A+	1,508,046
	County of Kauai, Hawaii, 2005-Series A, NPFG FGIC
	Insured
1,560,000	5.000%, 08/01/16	Aa3/AA	1,744,829
2,010,000	5.000%, 08/01/17	Aa3/AA	2,215,563
2,060,000	5.000%, 08/01/18	Aa3/AA	2,252,610
1,075,000	5.000%, 08/01/19	Aa3/AA	1,164,537
	County of Kauai, Hawaii Refunding Bonds, Series
	B & C, AMBAC Insured
1,300,000	5.950%, 08/01/10	NR/NR**	1,318,447
	County of Maui, Hawaii, NPFG FGIC Insured
1,125,000	5.250%, 03/01/18	Aa2/AA	1,151,606
	County of Maui, Hawaii, NPFG Insured
1,250,000	3.800%, 03/01/16	Aa2/AA	1,326,900
1,105,000	5.000%, 03/01/19	Aa2/AA	1,200,826
	County of Maui, Hawaii, 2001 - Series A, NPFG
	Insured, Partially Prerefunded to 03/01/11 @100,
	Collateral: U.S. Government Securities
465,000	5.500%, 03/01/18	Aaa/AAA	486,390

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010

		Rating
		Moody’s/
Principal		S&P
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	County of Maui, Hawaii, Series A, NPFG Insured
$1,165,000	4.375%, 07/01/19	Aa2/AA	$1,240,422
	County of Maui, Hawaii, Series A, NPFG Insured,
	Unrefunded Balance
535,000	5.500%, 03/01/18	Aa2/AA	548,835
	County of Maui, Hawaii, 2002 - Series A, NPFG
	Insured, Prerefunded to 03/01/12 @100, Collateral:
	U.S. Government Securities
1,105,000	5.250%, 03/01/15	Aaa/AAA	1,195,908
1,205,000	5.250%, 03/01/16	Aaa/AAA	1,304,135
1,000,000	5.250%, 03/01/18	Aaa/AAA	1,082,270
1,750,000	5.250%, 03/01/19	Aaa/AAA	1,893,972
1,000,000	5.000%, 03/01/20	Aaa/AAA	1,077,560
	County of Maui, Hawaii, Series B, NPFG FGIC Insured
1,065,000	5.250%, 03/01/11	Aa2/AA	1,109,219
	County of Maui, Hawaii, Series C, NPFG FGIC Insured
1,020,000	5.250%, 03/01/16	Aa2/AA	1,048,101
1,250,000	5.250%, 03/01/20	Aa2/AA	1,279,112
	Puerto Rico Commonwealth Refunding Public
	Improvement Series A
5,000,000	5.000%, 07/01/10	Baa3/BBB-	5,029,650
	Puerto Rico Commonwealth Public Improvement,
	NPFG Insured, Econ. Defeased to call, 07/01/10
	@100, Collateral: Government Obligations
1,800,000	5.250%, 07/01/13	Aaa/AAA	1,819,044
	State of Hawaii, Prerefunded to 08/01/11 @100
3,230,000	5.250%, 08/01/21	Aa2/AA	3,431,940
	State of Hawaii, Prerefunded to 02/01/12 @100
1,050,000	5.500%, 02/01/21	Aa2/AAA	1,137,349
	State of Hawaii, AMBAC Insured
5,000,000	5.000%, 07/01/16	Aa2/AA	5,604,500
	State of Hawaii, AGMC Insured
1,450,000	5.500%, 02/01/21	Aa2/AAA	1,523,138
	State of Hawaii, NPFG Insured
3,895,000	5.000%, 08/01/20	Aa2/AA	4,039,582
1,770,000	5.250%, 08/01/21	Aa2/AA	1,834,127

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010

		Rating
		Moody’s/
Principal		S&P
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	State of Hawaii, NPFG FGIC Insured
$2,330,000	6.000%, 12/01/12	Aa2/AA	$2,631,572
	State of Hawaii, NPFG Insured
5,000,000	5.000%, 10/01/22	Aa2/AA	5,317,400
	State of Hawaii, Series BZ, NPFG FGIC Insured
3,700,000	6.000%, 10/01/11	Aa2/AA	3,982,532
3,500,000	6.000%, 10/01/12	Aa2/AA	3,926,790
	State of Hawaii, Series CA, NPFG FGIC Insured
2,000,000	5.750%, 01/01/11	Aa2/AA	2,078,700
	State of Hawaii, Series CH
1,000,000	4.750%, 11/01/11	Aa2/AA	1,063,910
	State of Hawaii, Series CL, NPFG FGIC Insured
2,305,000	6.000%, 03/01/11	Aa2/AA	2,421,195
	State of Hawaii, Series CM, NPFG FGIC Insured
3,000,000	6.500%, 12/01/15	Aa2/AA	3,689,220
	State of Hawaii, Series CU, Prerefunded to10/01/10
	@100, NPFG Insured, Collateral: State & Local
	Government Series 100%
3,000,000	5.600%, 10/01/19	Aaa/AAA	3,077,190
	State of Hawaii, Series CV, Prerefunded to 08/01/11
	@100
7,105,000	5.000%, 08/01/20+	Aa2/AA	7,525,900
	State of Hawaii , Series CV, NPFG FGIC Insured
1,015,000	5.000%, 08/01/21	Aa2/AA	1,050,921
	State of Hawaii , Series CX, AGMC Insured,
	Prerefunded 02/01/12 @ 100
8,725,000	5.500%, 02/01/13	Aa2/AAA	9,450,833
	State of Hawaii, Series CX, AGMC Insured,
	Unrefunded Balance
3,075,000	5.500%, 02/01/16	Aa2/AAA	3,265,127
	State of Hawaii, Series CZ, Prerefunded to 07/01/12
	@100
2,000,000	5.250%, 07/01/15	Aa2/AAA	2,190,740
	State of Hawaii, Series CZ, AGMC Insured
	Prerefunded to 07/01/12 @100, Collateral: U.S.
	Government Securities
3,000,000	5.250%, 07/01/17	Aaa/AAA	3,286,110

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010

		Rating
		Moody’s/
Principal		S&P
Amount	General Obligation Bonds (continued)	(unaudited)	Value

	State of Hawaii, Series DD, NPFG Insured
$5,000,000	5.250%, 05/01/23	Aa2/AA	$5,374,250
	State of Hawaii, Series DE, NPFG Insured
16,000,000	5.000%, 10/01/21	Aa2/AA	17,104,800
2,500,000	5.000%, 10/01/24	Aa2/AA	2,639,550
	State of Hawaii, Series DF, AMBAC Insured
3,500,000	5.000%, 07/01/18	Aa2/AA	3,822,525
10,000,000	5.000%, 07/01/22	Aa2/AA	10,780,900
5,000,000	5.000%, 07/01/23	Aa2/AA	5,363,150
10,000,000	5.000%, 07/01/24	Aa2/AA	10,691,700
5,000,000	5.000%, 07/01/25	Aa2/AA	5,336,000
	State of Hawaii, Series DG, AMBAC Insured, Refunding
2,000,000	5.000%, 07/01/17	Aa2/AA	2,219,000
	State of Hawaii, Series DI, AGMC Insured
5,000,000	5.000%, 03/01/20	Aa2/AAA	5,449,550
2,750,000	5.000%, 03/01/21	Aa2/AAA	2,980,367
5,000,000	5.000%, 03/01/22	Aa2/AAA	5,393,900
	State of Hawaii, Series DJ, AMBAC Insured
5,000,000	5.000%, 04/01/23	Aa2/AA	5,432,200
	State of Hawaii, Series DJ, AGMC-CR AMBAC Insured
5,000,000	5.000%, 04/01/23	Aa2/AAA	5,432,200
	State of Hawaii, Series DK
5,000,000	5.000%, 05/01/12	Aa2/AA	5,417,200
7,000,000	5.000%, 05/01/19	Aa2/AA	7,916,300
	State of Hawaii, Series DQ
10,000,000	5.000%, 06/01/23	Aa2/AA	11,058,300
	State of Hawaii, Series DY, Refunding
5,765,000	5.000%, 02/01/20	Aa2/AA	6,544,774
	Total General Obligation Bonds		485,850,458

	Revenue Bonds (33.2%)
	Board of Regents, University of Hawaii, University
	System, Series A, FGIC Insured, Prerefunded to
	07/15/12 @100, Collateral: State & Local
	Government Series 100%
2,000,000	5.500%, 07/15/19	Aaa/AAA	2,205,240
2,000,000	5.500%, 07/15/21	Aaa/AAA	2,205,240
2,000,000	5.500%, 07/15/22	Aaa/AAA	2,205,240
3,000,000	5.500%, 07/15/29	Aaa/AAA	3,307,860

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010

		Rating
		Moody’s/
Principal		S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Board of Regents, University of Hawaii, University
	System, Series B, AGMC Insured
$1,110,000	5.250%, 10/01/12	Aa3/AAA	$1,172,127
1,000,000	5.250%, 10/01/13	Aa3/AAA	1,049,760
1,140,000	5.250%, 10/01/14	Aa3/AAA	1,195,871
1,395,000	5.250%, 10/01/15	Aa3/AAA	1,451,456
	City and County of Honolulu, Hawaii Board of Water
	Supply & System, AGMC Insured, Prerefunded to
	07/01/11 @100, Collateral: U.S. Government
	Securities
1,490,000	5.125%, 07/01/21	Aaa/AAA	1,575,943
5,450,000	5.250%, 07/01/23	Aaa/AAA	5,772,749
	City and County of Honolulu, Hawaii Wastewater
	Systems, NPFG Insured
5,000,000	5.000%, 07/01/32	A1/NR***	5,077,200
	City and County of Honolulu, Hawaii Wastewater
	Systems, Series A, NPFG FGIC Insured
1,825,000	5.000%, 07/01/22	Aa3/AA-	1,948,534
	City and County of Honolulu, Hawaii Wastewater
	Systems, Senior Series, AMBAC Insured
1,810,000	5.500%, 07/01/11	Aa3/NR	1,919,740
	City and County of Honolulu, Hawaii Board of Water
	Supply Water Systems, AGMC Insured,
	Unrefunded Balance
1,510,000	5.125%, 07/01/21	Aa3/AAA	1,549,698
	City and County of Honolulu, Hawaii Wastewater
	Systems, Senior Series A, NPFG FGIC Insured
3,370,000	5.000%, 07/01/18	Aa3/AA-	3,672,019
2,000,000	5.000%, 07/01/24	Aa3/AA-	2,120,660
	City and County of Honolulu, Hawaii Wastewater
	Systems, First Bond Resolution, Series SR,
	Prerefunded to 07/01/11 @100, Collateral: State
	& Local Government Series 100%
1,065,000	5.500%, 07/01/16	Aaa/NR	1,130,668
3,000,000	5.500%, 07/01/17	Aaa/NR	3,184,980
2,310,000	5.500%, 07/01/18	Aaa/NR	2,452,435
2,000,000	5.250%, 07/01/19	Aaa/NR	2,117,160

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010

		Rating
		Moody’s/
Principal		S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	City and County of Honolulu, Hawaii Wastewater
	System First Bond Resolution, Senior Series A,
	NPFG Insured
$1,000,000	5.000%, 07/01/36	Aa3/AA-	$1,026,310
	City and County of Honolulu, Hawaii Wastewater
	System Second Bond, Junior B-1 Remarket
	09/15/06, NPFG Insured
1,340,000	5.000%, 07/01/18	A1/NR***	1,453,230
1,935,000	5.000%, 07/01/19	A1/NR***	2,076,061
2,035,000	5.000%, 07/01/20	A1/NR***	2,165,850
	City and County of Honolulu, Hawaii Water, NPFG
	FGIC Insured
2,545,000	4.750%, 07/01/19	Aa3/AA	2,666,040
	Hawaii State Department of Budget and Finance
	Special Purpose Revenue Linked Certificates
	(Kapiolani Health Care)
4,120,000	6.400%, 07/01/13	Baa1/BBB+	4,132,072
	Hawaii State Department of Budget and Finance
	Special Purpose Revenue PAC Health, Series B,
	LOC: Bank of Nova Scotia VRDO*, weekly reset
3,500,000	0.300%, 07/01/33	VMIG1/AAA	3,500,000
	Hawaii State Department of Budget and Finance
	Special Purpose Revenue Refunding Queens
	Health System, Series A VRDO*, weekly reset
19,900,000	0.280%, 07/01/29	VMIG1/A+	19,900,000
	Hawaii State Department of Budget and Finance
	Special Purpose Revenue Refunding, The Queens
	Health System, Series B, VRDO* weekly reset
2,500,000	0.270%, 07/01/29	VMIG1/A+	2,500,000
	Hawaii State Department of Budget and Finance
	Special Purpose Revenue (Hawaiian Electric
	Company, Inc.), Series A, AMBAC Insured
4,965,000	5.500%, 12/01/14	Baa1/BBB	5,025,176
	Hawaii State Department of Budget and Finance
	Special Purpose Revenue (Hawaiian Electric
	Company, Inc.), Series A, NPFG Insured
4,125,000	4.950%, 04/01/12	Baa1/A	4,329,435

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010

		Rating
		Moody’s/
Principal		S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Hawaii State Department of Budget and Finance of
	the State of Hawaii Special Purpose Revenue
	(Hawaiian Electric Company, Inc. and Subsidiaries
	Projects), Series A-AMT, NPFG Insured
$5,700,000	5.650%, 10/01/27	Baa1/A	$5,717,784
	Hawaii State Department of Budget & Finance,
	Special Purpose Revenue (Hawaiian Electric Co.)
	Series B-AMT, AMBAC Insured
1,000,000	5.750%, 12/01/18	Baa1/BBB	1,004,940
	Hawaii State Department of Budget and Finance
	Special Purpose Revenue (Hawaiian Electric
	Company, Inc., and Subsidiaries Projects), Series
	B-AMT, Syncora Guarantee Inc. Insured
1,000,000	5.000%, 12/01/22	Baa1/BBB	966,270
	Hawaii State Department of Budget and Finance
	Special Purpose Revenue (Hawaiian Electric
	Company, Inc.), Series D-AMT, AMBAC Insured
2,500,000	6.150%, 01/01/20	Baa1/BBB	2,504,925
	Hawaii State Department of Budget and Finance
	Special Purpose Revenue (Wilcox Memorial
	Hospital Projects)
1,145,000	5.350%, 07/01/18	Baa1/BBB+	1,147,427
	Hawaii State Department of Hawaiian Home Lands
605,000	4.000%, 04/01/11	A2/NR***	616,277
575,000	4.000%, 04/01/12	A2/NR***	589,582
730,000	4.500%, 04/01/14	A2/NR***	758,594
500,000	5.000%, 04/01/15	A2/NR***	526,785
715,000	5.000%, 04/01/17	A2/NR***	737,086
1,000,000	5.500%, 04/01/20	A2/NR***	1,042,450
	Honolulu, Hawaii City & County Wastewater Systems
	Revenue, 1st Board Resolution-Senior Series A
2,455,000	5.000%, 07/01/21	Aa3/AA-	2,724,927
2,800,000	5.000%, 07/01/22	Aa3/AA-	3,089,352
3,300,000	5.000%, 07/01/23	Aa3/AA-	3,619,308
2,500,000	5.000%, 07/01/24	Aa3/AA-	2,727,625
	Honolulu, Hawaii City & County Wastewater Systems
	Revenue, 2nd BD Resolution-JR-Series A
1,155,000	4.000%, 07/01/13	A1/A+	1,231,126
1,000,000	4.000%, 07/01/14	A1/A+	1,068,630
1,000,000	5.000%, 07/01/20	Aa3/AA-	1,119,130

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010

		Rating
		Moody’s/
Principal		S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Illinois Finance Authority Revenue University Chicago
	VRDO* weekly reset
$5,000,000	0.270%, 08/01/43	VMIG1/A-1	$5,000,000
	Puerto Rico Commonwealth Highway & Transportation
	Authority Revenue, Series G, FGIC Insured
1,000,000	5.250%, 07/01/15	Baa3/BBB	1,048,990
	Puerto Rico Commonwealth Public Finance
	Corporation Revenue Bonds, Series A, Prerefunded
	to 08/01/11 @100, NPFG Insured, Collateral: 38%
	U.S. Treasury; 62% U.S. Government Securities
5,000,000	5.500%, 08/01/17	Aaa/AAA	5,306,400
	Puerto Rico Electric Power Authority Power Revenue
	Bonds Series QQ, Syncora Guarantee Inc. Insured
3,195,000	5.500%, 07/01/16	A3/BBB+	3,525,555
	Puerto Rico Electric Power Authority Power Revenue
	Series TT
5,000,000	5.000%, 07/01/26	A3/BBB+	5,048,000
	Puerto Rico Electric Power Authority Power Revenue,
	Refunding Series UU
1,000,000	4.250%, 07/01/13	A3/BBB+	1,059,480
	State of Hawaii Airport System, AMT, NPFG FGIC
	Insured
7,425,000	5.750%, 07/01/13	A2/A	7,746,280
4,000,000	5.750%, 07/01/17	A2/A	4,098,920
11,000,000	5.625%, 07/01/18	A2/A	11,224,730
6,000,000	5.250%, 07/01/21	A2/A	6,052,380
	State of Hawaii Airport System, AMT, Second Series,
	Escrowed to Maturity, NPFG Insured, Collateral:
	U.S. Government Securities
4,125,000	6.900%, 07/01/12	Aaa/AAA	4,397,044
	State of Hawaii Airport System, Series A
2,000,000	4.000%, 07/01/20++	A2/A-	1,994,900
3,000,000	5.000%, 07/01/22++	A2/A-	3,179,880
	State of Hawaii Airport System, Series B-AMT, NPFG
	FGIC Insured
3,000,000	8.000%, 07/01/10	A2/A	3,049,830
	State of Hawaii Harbor Capital Improvement Revenue,
	Series B-AMT, AMBAC Insured
3,000,000	5.500%, 07/01/19	NR/NR**	3,099,690

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010

		Rating
		Moody’s/
Principal		S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	State of Hawaii Harbor System Revenue, Series
	A-AMT, AGMC Insured
$2,000,000	5.250%, 07/01/15	Aa3/AAA	$2,185,020
2,000,000	5.750%, 07/01/17	Aa3/AAA	2,031,040
2,215,000	5.250%, 07/01/17	Aa3/AAA	2,371,534
1,500,000	5.900%, 07/01/21	Aa3/AAA	1,523,700
	State of Hawaii Harbor System Revenue, Series A-AMT
2,415,000	4.750%, 01/01/11	A2/A+	2,478,684
	State of Hawaii Highway Revenue
1,000,000	5.250%, 01/01/17	Aa3/AA+	1,150,070
1,000,000	5.250%, 01/01/18	Aa3/AA+	1,153,520
5,220,000	6.000%, 01/01/23	Aa3/AA+	6,130,211
	State of Hawaii Highway Revenue Prerefunded to
	07/01/11 @100, AGMC Insured, Collateral: State
	& Local Government Series 100%
1,530,000	5.375%, 07/01/14	Aaa/AAA	1,622,963
2,720,000	5.500%, 07/01/19	Aaa/AAA	2,753,946
1,110,000	5.500%, 07/01/20	Aaa/AAA	1,123,853
2,000,000	5.375%, 07/01/20	Aaa/AAA	2,121,520
	State of Hawaii Highway Revenue, Series A, AGMC
	Insured
1,000,000	5.000%, 07/01/20	Aa3/AAA	1,082,090
2,000,000	5.000%, 07/01/22	Aa3/AAA	2,140,320
	State of Hawaii Highway Revenue, Series B, AGMC
	Insured
2,000,000	5.000%, 07/01/16	Aa3/AAA	2,243,900
	State of Hawaii Housing Finance and Development
	Corporation Single Family Mortgage, Series B,
	FNMA Insured
4,840,000	5.450%, 07/01/17	Aa1/AAA	4,846,970
5,720,000	5.300%, 07/01/28	Aaa/AAA	5,722,402
	State of Hawaii Housing Finance and Development
	Corporation Single Family Mortgage, Series A-AMT,
	FNMA Insured
2,380,000	5.300%, 07/01/22	Aaa/AAA	2,402,253
8,505,000	5.400%, 07/01/29	Aaa/AAA	8,512,059
1,510,000	5.750%, 07/01/30	Aa1/AAA	1,510,272
730,000	5.400%, 07/01/30	Aaa/AAA	730,372

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010

		Rating
		Moody’s/
Principal		S&P
Amount	Revenue Bonds (continued)	(unaudited)	Value

	University of Hawaii Revenue, Series A
$1,000,000	4.000%, 10/01/18	Aa3/A+	$1,030,500
	University of Hawaii Revenue
2,725,000	5.500%, 10/01/22	Aa3/A+	3,040,473
	University of Hawaii Revenue, AGMC-ICC NPFG
	Insured
2,000,000	5.000%, 10/01/23	Aa3/AAA	2,148,700
	University of Hawaii University System Revenue, FGIC
	Insured, Prerefunded to 07/12/12 @100 Collateral:
	State and Local Government Securities
1,650,000	5.125%, 07/15/32	Aa3/A+	1,805,430
	University of Hawaii NPFG Insured
5,000,000	5.000%, 07/15/21	Aa3/A+	5,320,400
	Total Revenue Bonds		262,295,253

	Bond Anticipation Notes (1.9%)
	County of Hawaii
10,000,000	1.100%, 08/11/10	A1/AA-	10,027,100
5,000,000	1.100%, 08/11/10	A1/AA-	5,013,550
	Total Bond Anticipation Notes		15,040,650

	Total Investments (cost $734,259,250-note 4)	96.6%	763,186,361
	Other assets less liabilities	3.4	26,871,365
	NET ASSETS	100.0%	$790,057,726

		Percent of
	Portfolio Distribution by Quality Rating (unaudited)	Portfolio †
	Aaa or #Aaa or VMIG1	6.3%
	Prerefunded bonds ††	17.6
	Aa of Moody’s	56.5
	A of Moody’s or A of Fitch	14.3
	Baa of Moody's or BBB of S&P	4.7
	Not rated**	0.6
		100.0%

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2010

†	Calculated using the Moody's rating except where noted.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

*	Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

**
Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a credit rating service.

***	Rated A by Fitch

PORTFOLIO ABBREVIATIONS:
AMBAC	American Municipal Bond Assurance Corporation
AGMC	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
NPFG	National Public Finance Guarantee
NR	Not Rated
TCRS	Transferable Custodial Receipts
VRDO	Variable Rate Demand Obligation

Note: National Public Finance Guarantee (NPFG) was formerly known as National-re and Assured Guaranty Municipal Corp. (AGMC) was formerly known as Financial Security Assurance Inc. (FSA) or Assured Guaranty Corp.

+	Security pledged as collateral for the Trust’s delayed delivery or when-issued commitments.

++	Security purchased on a delayed delivery or when-issued basis.

See accompanying notes to financial statements.

     HAWAIIAN TAX-FREE TRUST
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2010

ASSETS
Investments at value (cost $734,259,250)	$763,186,361
Cash	22,584,916
Interest receivable	9,857,538
Receivable for Trust shares sold	700,163
Other assets	26,795
Total assets	796,355,773
LIABILITIES
Payable for investment securities purchased	5,192,630
Dividends payable	457,195
Adviser and Administrator fees payable	269,149
Payable for Trust shares redeemed	262,211
Distribution and service fees payable	10,594
Accrued expenses	106,268
Total liabilities	6,298,047
NET ASSETS	$790,057,726
Net Assets consist of:
Capital Stock – Authorized an unlimited number of shares, par value $0.01 per share	$696,386
Additional paid-in capital	768,468,734
Net unrealized appreciation on investments (note 4)	28,927,111
Accumulated net realized loss on investments	(8,034,505)
	$790,057,726
CLASS A
Net Assets	$704,857,975
Capital shares outstanding	62,130,331
Net asset value and redemption price per share	$11.34
Maximum offering price per share (100/96 of $11.34 adjusted to nearest cent)	$11.81
CLASS C
Net Assets	$52,338,669
Capital shares outstanding	4,616,474
Net asset value and offering price per share	$11.34
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
during the first 12 months after purchase)	$11.34	*
CLASS Y
Net Assets	$32,861,082
Capital shares outstanding	2,891,798
Net asset value, offering and redemption price per share	$11.36

See accompanying notes to financial statements.

HAWAIIAN TAX-FREE TRUST
STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2010

Investment Income:
Interest income		$29,798,485
Expenses:

Investment Adviser fees (note 3)	$1,060,905
Administrator fees (note 3)	1,970,264
Distribution and service fees (note 3)	1,805,154
Transfer and shareholder servicing agent fees	430,151
Trustees’ fees and expenses (note 8)	178,950
Legal fees (note 3)	150,721
Shareholders’ reports and proxy statements	100,641
Insurance	57,136
Custodian fees (note 6)	52,187
Auditing and tax fees	24,001
Registration fees and dues	23,732
Chief compliance officer (note 3)	4,404
Miscellaneous	47,122
	5,905,368
Expenses paid indirectly (note 6)	(2,385)
Net expenses		5,902,983
Net investment income		23,895,502

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities transactions	(987,067)
Change in unrealized appreciation on investments	9,512,696

Net realized and unrealized gain (loss) on investments		8,525,629
Net change in net assets resulting from operations		$32,421,131

See accompanying notes to financial statements.

HAWAIIAN TAX-FREE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2010	March 31, 2009
OPERATIONS:
Net investment income	$23,895,502	$26,171,504
Net realized gain (loss) from securities transactions	(987,067)	(2,652,004)
Change in unrealized appreciation on investments	9,512,696	6,350,206
Net change in net assets resulting from operations	32,421,131	29,869,706

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(21,787,363)	(24,028,313)

Class C Shares:
Net investment income	(1,044,714)	(944,768)

Class Y Shares:
Net investment income	(1,063,425)	(1,198,423)
Change in net assets from distributions	(23,895,502)	(26,171,504)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	114,811,474	83,043,846
Reinvested dividends and distributions	13,191,577	14,291,379
Cost of shares redeemed	(66,615,960)	(74,338,238)
Change in net assets from capital share transactions	61,387,091	22,996,987

Change in net assets	69,912,720	26,695,189

NET ASSETS:
Beginning of period	720,145,006	693,449,817

End of period	$790,057,726	$720,145,006

See accompanying notes to financial statements.

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2010

1. Organization

     Hawaiian Tax-Free Trust (the “Trust”), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares and, from its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold at net asset value plus a sales charge (of varying size depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after 6 years. Class Y Shares are sold only through institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. On July 21, 1998, the Trust established Class I Shares, which are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares may carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2010

b)
Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy.

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments (details of which can be found in the schedule of investments) used to value the Trust’s net assets as of March 31, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs – Municipal Bonds	763,186,361
Level 3 – Significant Unobservable Inputs	–
Total	$763,186,361

c)
Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Trust’s financial statements.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount and market discount on a daily basis.

e)
Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2010

Management has reviewed the tax positions for each of the open tax years (2007-2009) or expected to be taken in the Trust’s 2010 tax returns and has determined that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. There were no reclassifications for the year ended March 31, 2010.

i)
Accounting pronouncement: In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact such requirements will have on the Trust’s financial statement disclosures.

3.  Fees and Related Party Transactions

a)  Management Arrangements:

The Asset Management Group of Bank of Hawaii (the “Adviser”), serves as Investment Adviser to the Trust. this role, under an Investment Advisory Agreement, the Adviser supervises the Trust’s investments and provides various services to the Trust, for which it is entitled to receive a fee which is payable monthly and computed as the close of business each day at the annual rate of 0.14% of the net assets of the Trust.

Aquila Investment Management LLC the (“Administrator”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Administrator for the Trust under an Administration Agreement with the Trust. Under this Agreement, the Administrator provides all administrative services to the Trust, other than those relating to the management of the Trust’s investments

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2010

These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.26% of the net assets of the Trust.

The Adviser and the Administrator each agree that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (based on aggregate fees of the Adviser and the Administrator) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust’s total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the year ended March 31, 2010.

Under a Compliance Agreement with the Administrator, the Administrator is additionally compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust’s Prospectus and Statement of Additional Information. b) Distribution and Service Fees:

The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.20% of the Trust’s average net assets represented by Class A Shares. For the year ended March 31, 2010, service fees on Class A Shares amounted to $1,364,878 of which the Distributor retained $66,459.

Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the year ended March 31, 2010, amounted to $330,207. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the year ended March 31, 2010, amounted to $110,069. The total of these payments made with respect to Class C Shares amounted to $440,276 of which the Distributor retained $83,606.

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2010

Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Trust’s shares are sold primarily through the facilities of intermediaries having offices within Hawaii, with the bulk of any sales commissions inuring to such intermediaries. For the year ended March 31, 2010, total commissions on sales of Class A Shares amounted to $1,647,677, of which the Distributor received $146,715.

c)  Other Related Party Transactions:

For the year ended March 31, 2010, the Trust incurred $150,721 of legal fees allocable to Butzel Long PC, counsel to the Trust, for legal services in conjunction with the Trust’s ongoing operations. The Secretary of the Trust is Of Counsel to that firm.

4.  Purchases and Sales of Securities

During the year ended March 31, 2010, purchases of securities and proceeds from the sales of securities aggregated $142,867,837, and $87,117,623, respectively.

At March 31, 2010, the aggregate tax cost for all securities was $734,259,250. At March 31, 2010, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $29,501,031 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $573,920 for a net unrealized appreciation of $28,927,111.

5.  Portfolio Orientation

Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers’ ability to meet their obligations.

6.  Expenses

The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2010

7. Capital Share Transactions

Transactions in Capital Shares of the Trust were as follows:

	Year Ended		Year Ended
	March 31, 2010		March 31, 2009
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold .	7,306,165	$82,887,110	5,712,522	$63,202,155
Reinvested distributions	1,094,040	12,409,845	1,227,268	13,568,739
Cost of shares redeemed	(4,806,792)	(54,511,370)	(5,407,984)	(59,401,745)
Net change	3,593,413	40,785,585	1,531,806	17,369,149
Class C Shares:
Proceeds from shares sold .	2,170,841	24,608,384	1,069,537	11,877,503
Reinvested distributions	47,426	538,085	46,720	516,072
Cost of shares redeemed	(654,305)	(7,409,047)	(775,037)	(8,542,960)
Net change	1,563,962	17,737,422	341,220	3,850,615
Class Y Shares:
Proceeds from shares sold .	644,538	7,315,980	713,237	7,941,203
Reinvested distributions	21,451	243,647	20,755	229,553
Cost of shares redeemed	(414,171)	(4,695,543)	(578,910)	(6,393,533)
Net change	251,818	2,864,084	155,082	1,777,223

Total transactions in Trust shares	5,409,193	$61,387,091	2,028,108	$22,996,987

8. Trustees’ Fees and Expenses

At March 31, 2010 there were 8 Trustees, one of whom is affiliated with the Administrator and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the year ended March 31, 2010 was $150,992. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the year ended March 31, 2010, such meeting-related expenses amounted to $27,958.

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2010

9.  Securities Traded on a When-Issued Basis

The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10.  Income Tax Information and Distributions

The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/or net realized securities gains. Further, a portion of the dividends and distributions may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. At March 31, 2010 the Trust had a capital loss carryover of $7,968,136, of which $2,273,607 expires in 2015, $1,251,412 expires in 2016, $1,198,556 expires in 2017 and $3,244,561 expires in 2018. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss carryover is used to offset future realized capital gains, it is probable the gains so offset will not be distributed. At March 31, 2010 there were post-October capital loss deferrals of $66,369, which will be recognized in the following year.

The tax character of distributions:

	Year Ended March 31,
	2010	2009
Net tax-exempt income	$23,808,866	$25,982,787
Ordinary income	86,636	188,717
Long-term capital gain	–	–
	$23,895,502	$26,171,504

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2010

As of March 31, 2010, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation	$28,927,111
Undistributed tax-exempt income	457,195
Other accumulated losses	(8,034,505)
Other temporary differences	(457,195)
$20,892,606

The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments. The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11.  Ongoing Development

Since December, 2007, municipal bond insurance companies have been under review by the three major rating agencies: Standard & Poor’s, Moody’s and Fitch. The loss of capital due to investments in subprime mortgages by the municipal bond insurance companies forced the rating agencies to downgrade or eliminate the ratings on most of the major municipal bond insurers. As such, only the ratings of Assured Guaranty Municipal Corp. (formerly FSA) and National Public Finance Guarantee (formerly MBIA) are now deemed to be investment grade. Some insurance companies have had their ratings withdrawn by the rating agencies. A good example is AMBAC whose ratings were withdrawn by all the rating agencies. Thus, while certain bonds still have insurance, they are no longer rated based upon the ratings of their insurers.

HAWAIIAN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Year Ended March 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.21	$11.15	$11.33	$11.32	$11.51
Income (loss) from investment operations:
Net investment income	0.36 ††	0.42 ††	0.46 ††	0.46 †	0.43 †
Net gain (loss) on securities (both realized and unrealized)	0.13	0.06	(0.18)	0.02	(0.18)
Total from investment operations	0.49	0.48	0.28	0.48	0.25
Less distributions (note 10):
Dividends from net investment income	(0.36)	(0.42)	(0.46)	(0.46)	(0.43)
Distributions from capital gains	–	–	–	(0.01)	(0.01)
Total distributions	(0.36)	(0.42)	(0.46)	(0.47)	(0.44)
Net asset value, end of period	$11.34	$11.21	$11.15	$11.33	$11.32
Total return (not reflecting sales charge)	4.44%	4.43%	2.49%	4.28%	2.19%
Ratios/supplemental data
Net assets, end of period (in millions)	$705	$656	$636	$645	$666
Ratio of expenses to average net assets	0.74%	0.75%	0.75%	0.75%	0.74%
Ratio of net investment income to average net assets	3.19%	3.80%	4.06%	3.99%	3.76%
Portfolio turnover rate	13%	10%	18%	38%	22%
The expense ratios after giving effect to the expense offset for uninvested cash balances were:
Ratio of expenses to average net assets	0.74%	0.74%	0.75%	0.75%	0.74%
__________________
†	Per share amounts have been calculated using the monthly average shares method.
††	Per share amounts have been calculated using the daily average shares method.

See accompanying notes to financial statements.

HAWAIIAN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C					Class Y
	Year Ended March 31,					Year Ended March 31,
	2010	2009	2008	2007	2006	2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.20	$11.14	$11.33	$11.31	$11.50	$11.23	$11.17	$11.35	$11.34	$11.52
Income (loss) from investment operations:
Net investment income	0.27 ††	0.33 ††	0.37 ††	0.36 †	0.34 †	0.39 ††	0.44 ††	0.48 ††	0.48 †	0.46 †
Net gain (loss) on securities (both realized and unrealized)	0.14	0.06	(0.19)	0.03	(0.18)	0.13	0.06	(0.18)	0.02	(0.18)
Total from investment operations	0.41	0.39	0.18	0.39	0.16	0.52	0.50	0.30	0.50	0.28
Less distributions (note 10):
Dividends from net investment income	(0.27)	(0.33)	(0.37)	(0.36)	(0.34)	(0.39)	(0.44)	(0.48)	(0.48)	(0.45)
Distributions from capital gains	–	–	–	(0.01)	(0.01)	–	–	–	(0.01)	(0.01)
Total distributions	(0.27)	(0.33)	(0.37)	(0.37)	(0.35)	(0.39)	(0.44)	(0.48)	(0.49)	(0.46)
Net asset value, end of period	$11.34	$11.20	$11.14	$11.33	$11.31	$11.36	$11.23	$11.17	$11.35	$11.34
Total return	3.70%#	3.60%#	1.59%#	3.55%#	1.37%#	4.65%	4.64%	2.70%	4.49%	2.48%
Ratios/supplemental data
Net assets, end of period (in millions)	$52.3	$34.2	$30.2	$35.6	$36.7	$32.9	$29.6	$27.7	$22.8	$18.5
Ratio of expenses to average net assets	1.54%	1.55%	1.55%	1.55%	1.54%	0.54%	0.55%	0.55%	0.55%	0.54%
Ratio of net investment income to average net assets	2.37%	2.99%	3.26%	3.19%	2.96%	3.39%	4.00%	4.26%	4.19%	3.96%
Portfolio turnover rate	13%	10%	18%	38%	22%	13%	10%	18%	38%	22%
The expense ratios after giving effect to the expense offset for uninvested cash balances were:
Ratio of expenses to average net assets	1.54%	1.54%	1.55%	1.55%	1.54%	0.54%	0.54%	0.55%	0.55%	0.54%
__________________
†	Per share amounts have been calculated using the monthly average shares method.
††	Per share amounts have been calculated using the daily average shares method.
#	Not reflecting CDSC.

See accompanying notes to financial statements.

Additional Information (unaudited)
Trustees and Officers(1) (2)

Positions
Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(4) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex(6)	(The position held is
Address(3)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(5)	During Past 5 Years	by Trustee	indicated otherwise.)

Interested Trustee(7)

Diana P. Herrmann New York, NY (02/25/58)	Vice Chair of the Board of Trustees since 2003, President since 1998 and Trustee since 2004 More than 20 years of experience in mutual fund management
Vice Chair and Chief Executive Officer of Aquila Management Corporation, Founder of the Aquila Group of Funds(8) and parent of Aquila Investment Management LLC, Administrator since 2004, President since 1997, Chief Operating Officer, 1997-2008, a Director since 1984, Secretary since 1986 and previously its Executive Vice President, Senior Vice President or Vice President, 1986-1997; Chief Executive Officer and Vice Chair since 2004, President and Manager since 2003, and Chief Operating Officer (2003-2008), of the Administrator; Chair, Vice Chair, President, Executive Vice President and/or Senior Vice President of funds in the Aquila Group of Funds since 1986; Director of the Distributor since 1997; Governor, Investment Company Institute (the trade organization for the U.S. mutual fund industry dedicated to protecting shareholder interests and educating the public about investing) for various periods since 2004, and head of its Small Funds Committee, 2004-2009; active in charitable and volunteer organizations
			12	ICI Mutual Insurance Company, a Risk Retention Group (2006-2009)

Positions
Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(4) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex(6)	(The position held is
Address(3)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(5)	During Past 5 Years	by Trustee	indicated otherwise.)

Non-interested Trustees

Theodore T. Mason Hastings-on-Hudson, NY (11/24/35)	Chair of the Board of Trustees since 2004 and Trustee since 1984 Knowledgeable about operation and management of mutual funds
Executive Director, East Wind Power Partners LTD since 1994 and Louisiana Power Partners, 1999-2003; Assistant Treasurer, Fort Schuyler Maritime Alumni Association, Inc., successor to Alumni Association of SUNY Maritime College, since 2010 (Treasurer, 2004-2009, President, 2002-2003, First Vice President, 2000-2001, Second Vice President, 1998-2000) and director of the same organization since 1997; Director, STCM Management Company, Inc., 1973-2004; twice national officer of Association of the United States Navy (formerly Naval Reserve Association), Commanding Officer of four naval reserve units and Captain, USNR (Ret); director, The Navy League of the United States New York Council since 2002; trustee, The Maritime Industry Museum at Fort Schuyler, 2000-2004; and Fort Schuyler Maritime Foundation, Inc., successor to the Maritime College at Fort Schuyler Foundation, Inc., since 2000.
			9	Formerly Trustee, Premier VIT

Thomas W. Courtney Sewickley, PA (08/17/33)	Trustee since 1984 Experienced in finance and mutual fund governance	President, Courtney Associates, Inc., a venture capital firm, since 1988.	4
Formerly: Chairman of the Board of Oppenheimer Quest Value Funds Group, Oppenheimer Small Cap Value Fund, Oppenheimer Midcap Fund, Oppenheimer Rochester Group of Funds; Chairman of the Board of Premier VIT; and Trustee, Tax-Free Trust of Arizona

	Positions
	Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(4) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex(6)	(The position held is
Address(3)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(5)	During Past 5 Years	by Trustee	indicated otherwise.)

Stanley W. Hong Honolulu, HI (04/05/36)	Trustee since 1992 Experienced business executive with knowledge of local government and mutual fund governance	President, Waste Management of Hawaii, Inc. and Corporate Vice President – Hawaii Area for Waste Management, Inc., 2001-2005; Trustee, The King William Charles Lunalilo Trust Estate since 2001; President and Chief Executive Officer, The Chamber of Commerce of Hawaii, 1996-2001; Regent, Chaminade University of Honolulu since 1991; Trustee, the Nature Conservancy of Hawaii since 1998; Trustee, Child and Family Service since 2005; Director, The East West Center Foundation since 2006; and St. Louis School since 2007; and a director of other corporate and community organizations.	4	Formerly Trustee, Pacific Capital Funds®, which includes 12 bond and stock funds; First Insurance Co. of Hawaii, Ltd., Lanihau Properties, Ltd., Riggs Distributing Co.

Richard L. Humphreys Kaneohe, HI (10/06/43)	Trustee since 2009 Experienced in banking and finance	President, Hawaii Receivables Management, LLC (a factoring company) since 2001; President, Lynk Payment Systems Hawaii, LLC (credit card processing) since 2002. Formerly Chairman, Bank of America, Hawaii; President, Hawaiian Trust Co.; President, First Federal S&L and, E.V.P., Bank of Hawaii.	4	Trustee, Pacific Capital Funds®, which includes 12 bond and stock funds; Board of Directors, Bishop Museum; Board of Directors, Friends of the Cancer Research Center

Bert A. Kobayashi, Jr. Honolulu, HI (04/22/70)	Trustee since 2009 Experienced in local government affairs and real estate	President and Chief Executive Officer, Kobayashi Group, LLC (a group of companies primarily engaged in real estate enterprises) since 2001; Managing Director, KG Holdings, LLC (real estate investment) since 2009; Vice President, Nikken Holdings, LLC (real estate investment) since 2003; interested in a number of other real estate companies in Hawaii.	4	Hawaiian Electric Company, Inc.

Positions
Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(4) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex(6)	(The position held is
Address(3)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(5)	During Past 5 Years	by Trustee	indicated otherwise.)

Glenn P. O’Flaherty Denver, CO (08/03/58)	Trustee since 2009 Knowledgeable about financial markets and operation of mutual funds	Chief Financial Officer and Chief Operating Officer of Lizard Investors, LLC, February-December 2008; Co-Founder, Chief Financial Officer and Chief Compliance Officer of Three Peaks Capital Management, LLC, 2003-2005; Vice President –Investment Accounting, Global Trading and Trade Operations, Janus Capital Corporation, and Chief Financial Officer and Treasurer, Janus Funds, 1991-2002.	6	None

Russell K. Okata Honolulu, HI (03/22/44)	Trustee since 1992 Experienced in local government affairs and mutual fund governance	Executive Director, Hawaii Government Employees Association AFSCME Local 152, AFL-CIO 1981-2007; International Vice President, American Federation of State, County and Municipal Employees, AFL-CIO 1981-2007; Hawaii Democratic Party National Committeeman; director of various civic and charitable organizations.	5	Trustee, Pacific Capital Funds®, which includes 12 bond and stock funds; past Chair of the Royal State Group (insurance)

Positions
Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(4) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex(6)	(The position held is
Address(3)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(5)	During Past 5 Years	by Trustee	indicated otherwise.)

Other Individuals

Chairman Emeritus(9)

Lacy B. Herrmann New York, NY (05/12/29)	Founder and Chairman Emeritus since 2004, Trustee, 1984-2004, and Chairman of the Board of Trustees, 1984-2003
Founder and Chairman of the Board, Aquila Management Corporation, the sponsoring organization and parent of the Manager or Administrator and/or Adviser to each fund of the Aquila Group of Funds; Chairman of the Manager or Administrator and/or Adviser to each since 2004; Founder and Chairman Emeritus of each fund in the Aquila Group of Funds; previously Chairman and a Trustee of each fund in the Aquila Group of Funds since its establishment until 2004 or 2005; Director of the Distributor since 1981 and formerly Vice President or Secretary, 1981-1998; Director or trustee, Premier VIT, 1994-2009; Director or trustee of Oppenheimer Quest Value Funds Group, Oppenheimer Small Cap Value Fund, Oppenheimer Midcap Fund, 1987-2009, and Oppenheimer Rochester Group of Funds, 1995-2009; Trustee Emeritus, Brown University and the Hopkins School; active in university, school and charitable organizations.
			N/A	N/A

Positions
Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(4) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex(6)	(The position held is
Address(3)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(5)	During Past 5 Years	by Trustee	indicated otherwise.)

Officers

Charles E. Childs, III New York, NY (04/01/57)	Executive Vice President since 2003
Executive Vice President of all funds in the Aquila Group of Funds and the Administrator and the Administrator’s parent since 2003; Executive Vice President and Chief Operating Officer of the Administrator and the Administrator’s parent since 2008; formerly Senior Vice President, corporate development, Vice President, Assistant Vice President and Associate of the Administrator’s parent since 1987; Senior Vice President, Vice President or Assistant Vice President of the Aquila Money-Market Funds, 1988-2003.
			N/A	N/A

Maryann Bruce Cornelius, NC (04/01/60)	Senior Vice President since 2009
President, Aquila Distributors, Inc., since 2008; Senior Vice President of each of the equity and bond funds in the Aquila Group of Funds since 2009; Executive Managing Director, Evergreen Investments, 2004-2007; President, Evergreen Investment Services, Inc., 1999-2007; President and CEO, Allstate Financial Distributors, Inc., 1998-1999; Senior Vice President and Director Financial Institution Division, OppenheimerFunds, Inc., 1990-1998, Regional Vice President, 1987-1990; Vice President and Mutual Fund Marketing Manager, J.C. Bradford & Company, 1982-1987.
			N/A	N/A

Sherri Foster Lahaina, HI (07/27/50)	Senior Vice President since 1993
Senior Vice President, Hawaiian Tax-Free Trust since 1993 and formerly Vice President or Assistant Vice President; Vice President since 1997 and formerly Assistant Vice President of the three Aquila Money-Market Funds; Vice President, Aquila Rocky Mountain Equity Fund since 2006; Registered Representative of the Distributor since 1985.
			N/A	N/A

Positions
Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(4) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex(6)	(The position held is
Address(3)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(5)	During Past 5 Years	by Trustee	indicated otherwise.)

Stephen J. Caridi New York, NY (05/06/61)	Vice President since 1998
Vice President of the Distributor since 1995; Vice President, Hawaiian Tax-Free Trust since 1998; Senior Vice President, Narragansett Insured Tax-Free Income Fund since 1998, Vice President 1996-1997; Senior Vice President, Tax-Free Fund of Colorado 2004-2009; Vice President, Aquila Rocky Mountain Equity Fund since 2006.
			N/A	N/A

Robert S. Driessen New York, NY (10/12/47)	Chief Compliance Officer since 2009
Chief Compliance Officer of each fund in the Aquila Group of Funds, the Administrator and the Distributor since December 2009; Vice President, Chief Compliance Officer, Curian Capital, LLC, 2004-2008; Vice President, Chief Compliance Officer, Phoenix Investment Partners, Ltd., 1999- 2004; Vice President, Risk Liaison, Corporate Compliance, Bank of America, 1996-1999; Vice President, Securities Compliance, Prudential Insurance Company of America, 1993-1996; various positions to Branch Chief, U.S. Securities and Exchange Commission, 1972-1993.
			N/A	N/A

Joseph P. DiMaggio New York, NY (11/06/56)	Chief Financial Officer since 2003 and Treasurer since 2000	Chief Financial Officer of each fund in the Aquila Group of Funds since 2003 and Treasurer since 2000.	N/A	N/A

Edward M. W. Hines New York, NY (12/16/39)	Secretary since 1984
Of Counsel to Butzel Long, a professional corporation, counsel to the Trust, since 2010 and previously Shareholder since 2007; Partner of Hollyer Brady Barrett & Hines LLP, its predecessor as counsel, 1989-2007; Secretary of each fund in the Aquila Group of Funds.
			N/A	N/A

Positions
Held with
	Trust,		Number of	Other Directorships
	Length of		Portfolios	Held by Trustee During
	Service(4) and		in Fund	Past 5 Years
Name,	Qualifications	Principal	Complex(6)	(The position held is
Address(3)	for Serving as	Occupation(s)	Overseen	a directorship unless
and Date of Birth	Trustee(5)	During Past 5 Years	by Trustee	indicated otherwise.)

John M. Herndon New York, NY (12/17/39)	Assistant Secretary since 1995
Assistant Secretary of each fund in the Aquila Group of Funds since 1995 and Vice President of the three Aquila Money-Market Funds since 1990; Vice President of the Administrator or its predecessor and current parent since 1990.
			N/A	N/A

Yolonda S. Reynolds New York, NY (04/23/60)	Assistant Treasurer since 2010	Director of Fund Accounting for the Aquila Group of Funds since 2007; Investment Accountant, TIIA-CREF, 2007; Sr. Fund Accountant, JP Morgan Chase, 2003-2006.	N/A	N/A

Lori A. Vindigni New York, NY (11/02/66)	Assistant Treasurer since 2000
Assistant Treasurer of each fund in the Aquila Group of Funds since 2000; Assistant Vice President of the Administrator or its predecessor and current parent since 1998; Fund Accountant for the Aquila Group of Funds, 1995-1998.
			N/A	N/A

_____________________
(1) The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting the EDGAR Database at the SEC’s internet site at www.sec.gov.

(2) From time to time Bank of Hawaii may enter into normal investment management, commercial banking and lending arrangements with one or more of the Trustees of the Trust and their affiliates. The Asset Management Group of Bank of Hawaii is the Trust's investment adviser.

(3) The mailing address of each Trustee and officer is c/o Hawaiian Tax-Free Trust, 380 Madison Avenue, Suite 2300, New York, NY 10017.

(4) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(5) These are the qualifications, attributes or skills on which it was concluded that service as Trustee is appropriate.

(6) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(7) Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Administrator’s corporate parent, as an officer and Manager of the Administrator, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Trust.

(8) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the “Aquila Money-Market Funds”; Tax-Free Trust of Arizona, Tax-Free Fund of Colorado, Hawaiian Tax-Free Trust, Churchill Tax-Free Fund of Kentucky, Tax-Free Trust of Oregon, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the “Aquila Municipal Bond Funds”; Aquila Rocky Mountain Equity Fund is an equity fund; and Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds, which do not include the dormant funds described in footnote 6, are called the “Aquila Group of Funds.”

(9) The Chairman Emeritus may attend Board meetings but has no voting power.

Analysis of Expenses (unaudited)

     As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on October 1, 2009 and held for the six months ended March 31, 2010.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended March 31, 2010

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges (1)	Value	Value	the Period(2)
Class A	0.42%	$1,000.00	$1,004.20	$3.73
Class C	0.11%	$1,000.00	$1,001.10	$7.71
Class Y	0.53%	$1,000.00	$1,005.30	$2.73

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.75%, 1.55% and 0.55% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges (“CDSC”) with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended March 31, 2010

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.21	$3.76
Class C	5.00%	$1,000.00	$1,017.23	$7.77
Class Y	5.00%	$1,000.00	$1,022.20	$2.76

(1)
Expenses are equal to the annualized expense ratio of 0.75%, 1.55% and 0.55% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Administrator publicly discloses the complete schedule of the Trust’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holding schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. The Trust may also disclose other portfolio holdings as of a specified date (currently the Trust discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2009 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code and no current action on the part of shareholders is required.

     For the fiscal year ended March 31, 2010, $23,808,866 of dividends paid by Hawaiian Tax-Free Trust, constituting 99.64% of total dividends paid during fiscal 2010, were exempt-interest dividends, exempt from regular Federal income tax and Hawaii state income tax; and the balance was ordinary dividend income.

     In accordance with current IRS requirements, prior to February 15, 2010, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2009 calendar year.

PRIVACY NOTICE (unaudited)

Hawaiian Tax-Free Trust

Our Privacy Policy. In providing services to you as an individual who owns or is considering investing in shares of the Trust, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Trust.

Information We Collect. ”Non-public personal information” is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

Information We Disclose. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Trust’s transfer agent, distributor, investment adviser or sub-adviser, if any, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

Non-California Residents: We also may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

California Residents Only: In addition, unless you “opt-out” of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

How We Safeguard Your Information. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

Aquila Distributors, Inc.
Aquila Investment Management LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.

Founders
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

Administrator
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Investment Adviser
ASSET MANAGEMENT GROUP of
BANK of HAWAII
P.O. Box 3170
Honolulu, Hawaii 96802

Board of Trustees
Theodore T. Mason, Chair
Diana P. Herrmann, Vice Chair
Thomas W. Courtney
Stanley W. Hong
Richard L. Humphreys
Bert A. Kobayashi, Jr.
Glenn P. O’Flaherty
Russell K. Okata

Officers
Diana P. Herrmann, President
Maryann Bruce, Senior Vice President
Sherri Foster, Senior Vice President
Stephen J. Caridi, Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer
Edward M.W. Hines, Secretary

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
PNC GLOBAL INVESTMENT SERVICING
101 Sabin Street
Pawtucket, Rhode Island 02860

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

(a) As of March 31, 2010 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(i) The Registrant's board of trustees has determined that Mr. Glenn O'Flaherty, a member of its audit committee, is an audit committee financial expert. Mr. O'Flaherty is 'independent' as such term is defined in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $18,900 in 2009 and $19,800 in 2010.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $3,100 and $3,200 in 2009 and 2010, respectively, for return preparation and tax compliance.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f) No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Vice Chair, President and Trustee June 7, 2010

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer June 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, President and Trustee June 7, 2010

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer June 7, 2010

HAWAIIAN TAX-FREE TRUST

EXHIBIT INDEX

(a)(1)	Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 906 of the Sarbanes-Oxley Act of 2002.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.